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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND

                      SUPPLEMENT DATED MAY 1, 2003 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 25, 2002
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The first sentence in the section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER" is hereby deleted and replaced with the following:

    Van Kampen Investment Advisory Corp. is the investment adviser (the "Adviser" or "Advisory Corp.") of the Fund.

    (2) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is titled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER -- ADVISORY AGREEMENT" and the second paragraph after the table in that section is hereby deleted in its entirety.

    (3) The section of the Prospectus entitled "FOR MORE INFORMATION -- INVESTMENT ADVISER AND ADMINISTRATOR" is titled "FOR MORE INFORMATION -- INVESTMENT ADVISER".

                                                                   MSGE SPT 5/03
                                                                        65040SPT
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    (4) The section of the Prospectus entitled "FOR MORE INFORMATION --
CUSTODIAN" is deleted in its entirety and replaced with the following:

    CUSTODIAN
    State Street Bank and Trust Company
    225 West Franklin Street, PO Box 1713
    Boston, MA 02110-1713

    (5) In all instances the transfer agent's mailing address is changed to:

    Van Kampen Investor Services Inc.
    PO Box 947
    Jersey City, NJ 07303-0947

    (6) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Active International Allocation team. The team is made up of established investment professionals. Ann D. Thivierge, a Managing Director of the Subadviser, is a current member of the team. The composition of the team may change without notice from time to time.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE